MORTGAGE LOANS ON REAL ESTATE - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) loanAgreement	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Commercial Portfolio Segment
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Past Due Or Nonaccrual, Number Of Loans | loanAgreement	1
Real Estate Loan
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowances for credit losses			$ 0
Real Estate Loan | Commercial Portfolio Segment
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowances for credit losses	$ 40,000,000	$ 1,000,000
Financing Receivable, Collateral, Loan-To-Value Ratio	75.00%